Guardian Large Cap Disciplined Value VIP Fund
Guardian Large Cap Disciplined Value VIP Fund
Investment Objective
The Fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Current income is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges were reflected, the fees and expenses would be higher. For information about these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Guardian Large Cap Disciplined Value VIP Fund Guardian Large Cap Disciplined Value VIP Fund
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.01%
Total Annual Fund Operating Expenses	1.91%
Fee Waiver and/or Expense Reimbursement	(0.94%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%
[1]	Restated to reflect the current expense limitation agreement. Under the agreement, Park Avenue Institutional Advisers LLC, the Fund’s investment manager (the “Manager”), has contractually agreed through April 30, 2019 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.97% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to the Manager’s recoupment rights. The Manager may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not reflect charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy, and would be higher if it did. The Example reflects contractual fee waivers and/or expense reimbursements only for the duration of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Guardian Large Cap Disciplined Value VIP Fund | Guardian Large Cap Disciplined Value VIP Fund | USD ($)	99	509	944	2,156

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Guardian Large Cap Disciplined Value VIP Fund | Guardian Large Cap Disciplined Value VIP Fund | USD ($)	99	509	944	2,156

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2017, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations. Boston Partners Global Investors, Inc., the Fund’s subadviser (“Subadviser”), defines large capitalization companies as companies with market capitalizations similar to companies in the Russell 1000 Value Index® (the “Index”) at the time of purchase. Although expected to change frequently, the market capitalization range of the Index was approximately $112 million to $380 billion as of December 31, 2017. The Fund invests primarily in a diversified portfolio of equity securities that are identified by the Subadviser as having value characteristics.

The Fund may invest up to 20% of its total assets in foreign currency-denominated securities, measured at the time of investment.

The Fund may participate as a purchaser in initial public offerings of securities (“IPOs”).

The Subadviser examines various factors in determining the value characteristics of issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The Subadviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria. The Subadviser typically may sell investments when it believes that they no longer offer attractive future returns compared with other investment opportunities or that they present undesirable risks or in an attempt to limit losses on investments that may decline or have declined in value.
Principal Investment Risks
The risks summarized below are the principal risks of investing in the Fund. There is no guarantee that the Fund will achieve its investment objective and it is possible to lose money by investing in the Fund.

Active Trading Risk. The Fund may actively and frequently trade portfolio securities, which may lead to higher transaction costs that may negatively affect the Fund’s performance.

Equity Securities Risk. The price or value of the Fund’s investments in a company’s equity securities, such as common or preferred stock, may rise or fall rapidly or unpredictably and are subject to real or perceived changes in the company’s financial condition and overall market and economic conditions. Equity securities are normally more volatile than fixed-income investments. Common stocks generally represent the riskiest investment in a company and preferred stocks generally rank junior to a company’s debt with respect to dividends, which the company may or may not declare.

Foreign Investment and Currency Risk. Foreign investments, or exposure to foreign markets, present greater risks than investing in securities of U.S. issuers. Foreign securities are particularly susceptible to liquidity and valuation risk and may be especially volatile. These investments are subject to additional risks, including: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. The Fund’s foreign investments that are denominated in or provide exposure to a foreign currency may be negatively affected by a decline in the foreign currency’s value relative to the U.S. dollar. The value of foreign currencies may fluctuate quickly and significantly.

Initial Public Offering Risk. Securities purchased by the Fund in IPOs expose the Fund to the risks associated with companies that have limited operating histories as public companies, and the issuers may be small-capitalization companies or operate in emerging industries. There can be no assurance that the Subadviser will identify attractive IPOs or that securities issued in attractive IPOs will be available to the Fund in sufficient quantities. The price of securities purchased in IPOs may be particularly volatile and may decline shortly after the IPO concludes.

Issuer Risk. The Fund’s investments may be adversely affected by a number of factors that directly relate to the issuer of securities held by the Fund, such as its earnings prospects and overall financial position. In addition, an issuer in which the Fund invests, or to which it has exposure, may perform poorly because of poor management decisions or other events, conditions, or factors, which could also negatively affect the Fund.

Large-Capitalization Company Risk. Large-capitalization companies may be unable to attain the same growth rate of small- or mid-capitalization companies. In addition, large-capitalization companies may be unable to respond to competitive challenges or opportunities as quickly as smaller companies.

Liquidity and Valuation Risk. The Fund’s investments may be difficult to sell at a favorable time or price. To meet redemption requests or otherwise raise cash, the Fund may be forced to sell investments at a disadvantageous time and/or price. In addition, it may be difficult for the Fund to accurately value investments or purchase or sell investments within a reasonable time at the price at which it has been valued for purposes of the Fund’s net asset value. Certain investments, including thinly-traded securities (generally defined as securities for which there is little or no trading in the secondary market), are particularly susceptible to liquidity and valuation risk.

Management Risk. The Fund is actively managed by the Subadviser. There is no guarantee that the Subadviser’s investment techniques, risk analysis, and judgment implemented in making investment decisions for the Fund will be accurate or will produce the desired outcome. As a result, the Fund may be adversely affected and may underperform its benchmark index or funds with similar investment objectives.

Market Risk. The financial and securities markets are volatile and may be affected by political, regulatory, social, or economic developments, which may negatively affect issuers, industries and markets worldwide and adversely affect the Fund. The price or value of the Fund’s investments may decline and will fluctuate, sometimes rapidly and unpredictably, in response to general market conditions or other factors. Different sectors of the market, issuers, and security types may react differently to such developments.

Value Investment Style Risk. Different investment styles tend to perform differently and shift in and out of favor depending on changes in market and economic sentiment and conditions. The Fund invests in stocks believed by the Subadviser to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. Thus, the Fund may underperform other equity funds that employ a different investment style during such periods.
Past Performance
The following information provides some indication of the risks of investing in the Fund by showing the Fund’s performance for calendar year 2017 (and, when available, changes in the Fund’s performance from year to year) and by showing how the Fund’s average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.
Annual Returns (by calendar year)

Highest Quarterly Return – 1.84% (4Q 2017) Lowest Quarterly Return – 0.09% (2Q 2017)
Average Annual Total Returns (for the periods ended December 31, 2017)
Average Annual Total Returns - Guardian Large Cap Disciplined Value VIP Fund	Inception	1 Year	Since Inception
Guardian Large Cap Disciplined Value VIP Fund	Sep. 01, 2016	19.20%	20.68%
Russell 1000 Value Index® (reflects no deduction for fees, expenses or taxes)		13.66%	15.49%